Disclosures about Fair Value of Assets and Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Available for Sale Securities Recorded at a Fair Value

The following tables are as of September 30, 2012 and December 31, 2011, respectively:

		At September 30, 2012
		Fair Value Measurements Using
	Fair Value	Level 1	Level 2	Level 3
Available-for-sale securities:
U.S. government agencies	$15,358	$—	$15,358	$—
State and political subdivisions	11,053	—	11,053	—
Mortgage-backed securities – GSE residential	24,190	—	24,190	—
Preferred stock	13	13	—	—
SBA guaranteed	243	—	243	—

Total available-for-sale securities	$50,857	$13	$50,844	$—

		At December 31, 2011
		Fair Value Measurements Using
	Fair Value	Level 1	Level 2	Level 3
Available-for-sale securities:
U.S. government agencies	$9,041	$—	$9,041	$—
State and political subdivisions	12,926	—	12,926	—
Mortgage-backed securities – GSE residential	21,665	—	21,665	—
Preferred stock	25	25	—	—
SBA guaranteed	274	—	274	—

Total available-for-sale securities	$43,931	$25	$43,906	$—

The following tables are as of December 31, 2011 and 2010, respectively:

		At December 31, 2011
		Fair Value Measurements Using
	Fair Value	Level 1	Level 2	Level 3
Available for sale securities:
U.S. government agencies	$9,041	$—	$9,041	$—
State and political subdivisions	12,926	—	12,926	—
Mortgage-backed securities – GSE residential	21,665	—	21,665	—
Preferred stock	25	25	—	—
SBA guaranteed	274	—	274	—

Total available for sale securities	$43,931	$25	$43,906	$—

		At December 31, 2010
		Fair Value Measurements Using
	Fair Value	Level 1	Level 2	Level 3
Available for sale securities:
U.S. government agencies	$11,801	$—	$11,801	$—
State and political subdivisions	12,868	—	12,868	—
Mortgage-backed securities – GSE residential	18,198	—	18,198	—
Preferred stock	11	11	—	—
SBA guaranteed	297	—	297	—

Total available for sale securities	$43,175	$11	$43,164	$—

Fair Value of Assets and Liabilities Measured on Non-Recurring Basis

The following is a description of the valuation methodologies used for instruments measured at fair value on a non-recurring basis and recognized in the accompanying September 30, 2012 and December 31, 2011 balance sheets, as well as the general classification of such instruments pursuant to the valuation hierarchy.

		At September 30, 2012
		Fair Value Measurements Using
	Fair Value	Level 1	Level 2	Level 3

Impaired loans	$5,413	—	—	$5,413
Other real estate owned	3,914	—	—	3,914

		At December 31, 2011
		Fair Value Measurements Using
	Fair Value	Level 1	Level 2	Level 3

Impaired loans	$7,008	—	—	$7,008
Other real estate owned	4,722	—	—	4,722

The following tables are as of December 31, 2011 and 2010, respectively:

		At December 31, 2011
		Fair Value Measurements Using
	Fair Value	Level 1	Level 2	Level 3

Impaired loans	$7,008	$—	$—	$7,008

		At December 31, 2010
		Fair Value Measurements Using
	Fair Value	Level 1	Level 2	Level 3

Impaired loans	$11,587	$—	$—	$11,587

Carrying Amount and Estimated Fair Value of Financial Instruments

The following table presents estimated fair values of the Company’s financial instruments and the level within the fair value hierarchy in which the fair value measurements fall at September 30, 2012:

		At September 30, 2012
		Fair Value Measurements Using
	Carrying Amount	Level 1	Level 2	Level 3
Financial assets
Cash and cash equivalents	$46,447	$46,447	$—	—
Interest-bearing time deposits	1,941	1,941	—	—
Securities available for sale	50,857	13	50,844	—
Loans held for sale	3,651	—	3,651	—
Loans receivable, net	194,217	—	—	196,479
Federal Home Loan Bank stock	1,895	—	1,895	—
Interest receivable	1,094	—	1,094	—

Financial liabilities
Deposits	307,430	—	308,767	—
Federal Home Loan Bank advances	13,000	—	13,239	—
Other borrowings	1,300	—	1,300	—
Subordinated debentures	3,609	—	—	1,210
Interest payable	334	—	334	—

The carrying amount and estimated fair value of financial instruments at December 31, 2011 year end are as follows:

	Carrying Value	Fair Value
Financial assets
Cash and cash equivalents	$44,258	$44,258
Interest-bearing time deposits	3,435	3,435
Securities available for sale	43,931	43,931
Loans held for sale	633	633
Loans receivable, net	198,110	200,526
Federal Home Loan Bank stock	5,398	5,398
Interest receivable	1,047	1,047

Financial liabilities
Deposits	301,101	303,213
Federal Home Loan Bank advances	13,000	13,356
Other borrowings	1,300	1,300
Subordinated debentures	3,609	1,189
Interest payable	248	248

The carrying amount and estimated fair value of financial instruments at year end are as follows:

	2011		2010
	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets
Cash and cash equivalents	$44,258	$44,258	$32,487	$32,487
Interest-bearing time deposits	3,435	3,435	4,827	4,827
Securities available for sale	43,931	43,931	43,175	43,175
Loans held for sale	633	633	1,770	1,770
Loans receivable, net	198,110	200,526	221,607	224,054
Federal Home Loan Bank stock	5,398	5,398	5,398	5,398
Interest receivable	1,047	1,047	1,116	1,116

Financial liabilities
Deposits	301,101	303,213	309,080	309,575
Federal Home Loan Bank advances	13,000	13,356	13,000	12,929
Other borrowings	1,300	1,300	1,500	1,500
Subordinated debentures	3,609	1,189	3,609	1,163
Interest payable	248	248	245	245